Loans (Tables)	12 Months Ended
Dec. 31, 2024
Loans [Abstract]
Schedule of Loans
	As of December 31,
	2024	2023
Short-term loans:
Everbright Bank	$-	$7,042,353
Post Savings Bank of China	684,997	-
Industrial Bank	958,996	-
Total	1,643,993	7,042,353

Long-term loans:
China Construction Bank	26,809,352	-
WeBank Co., Ltd.	86,905	-
Post Savings Bank of China	-	3,985,972
Current portion	$485,556	$478,880
Non-current portion	$26,410,701	$3,507,092